Condensed Consolidated Statement of Operations and Comprehensive Income	6 Months Ended				12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 SGD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 SGD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenues, net	$ 5,961,901	$ 7,844,606		$ 8,333,053	$ 10,385,661	$ 13,847,548	$ 21,810,317		$ 16,824,168
Cost of revenue	4,935,695	6,494,335		7,155,034	9,448,104	12,597,472	19,165,477		14,642,786
Gross profit	1,026,206	1,350,271		1,178,019	937,557	1,250,076	2,644,840		2,181,382
Operating expenses
Allowance for expected credit losses					115,558	154,077	399,278		17,272
General and administrative expenses	825,974	1,086,808		1,142,906	1,547,493	2,063,324	2,290,312		2,089,611
Total operating expenses	825,974	1,086,808		1,142,906	1,663,051	2,217,401	2,689,590		2,106,883
(Loss) Income from operations	200,232	263,463		35,113	(725,494)	(967,325)	(44,750)		74,499
Other income (expense)
Interest expenses, net	(7,818)	(10,287)		(42,559)	(49,440)	(65,921)	(77,104)		(83,276)
Finance expenses, net	(1,466)	(1,929)		(3,289)	(3,205)	(4,273)	(8,096)		(7,125)
Other income	72,146	94,929		110,890	105,492	140,656	99,543		222,309
Foreign exchange, net	(77,669)	(102,196)		3,542	35,144	46,859	(2,906)		4,510
Total other incomes (expenses), net	(14,807)	(19,483)		68,584	87,991	117,321	11,437		136,418
Income (loss) before provision for income taxes	185,425	243,980		103,697	(637,503)	(850,004)	(33,313)		210,917
Income tax expense				79,033	26,728	35,638	37,998		(142,290)
Net income (loss)	185,425	243,980	$ 18,252	24,664	(610,775)	(814,366)	4,685	$ 51,470	68,627
Comprehensive income (loss)	$ 185,425	$ 243,980		$ 24,664	$ (610,775)	$ (814,366)	$ 4,685		$ 68,627
Earnings per share - basic | (per share)	$ 0.01	$ 0.02		$ 0.00	$ (0.05)	$ (0.07)	$ 0.00		$ 0.01
Earnings per share - diluted | (per share)	$ 0.01	$ 0.02		$ 0.00	$ (0.05)	$ (0.07)	$ 0.00		$ 0.01
Weighted average shares outstanding, basic	13,040,055	13,040,055	11,250,000	11,250,000	11,250,000	11,250,000	11,250,000	11,250,000	11,250,000
Weighted average shares outstanding, diluted	13,040,055	13,040,055	11,250,000	11,250,000	11,250,000	11,250,000	11,250,000	11,250,000	11,250,000